Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of depreciation rates used for each class of depreciable assets
Class of fixed assets	Depreciation rate
Leasehold Improvements	lesser of 5 years or lease term
Office Furniture and Equipment	5-12 years
Machinery	5-12 years

Schedule of new, revised or amended standards and interpretations
New, Revised or Amended Standards and Interpretations	Effective Date Issued by IASB
IFRS 17 “Insurance Contracts”	January 1, 2023
Amendments to IAS 1, Presentation of Financial Statements, and IFRS Practice Statement 2, Making Materiality Judgements	January 1, 2023
Amendments to IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors	January 1, 2023
Amendments to IAS 12, Income Taxes	January 1, 2023
Amendments to IFRS 16, Leases	January 1, 2024
Amendments to IAS 1, Presentation of Financial Statements	January 1, 2024